Employee Incentive Plans, Short term Incentive Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation charges associated with STI Plans
Costs recorded in connection with STI plans	$ 8.4	$ 6.8	$ 6.0
Fabricated Products
Compensation charges associated with STI Plans
Costs recorded in connection with STI plans	5.9	4.8	4.7
All Other
Compensation charges associated with STI Plans
Costs recorded in connection with STI plans	2.5	2.0	1.3
Cost of products sold
Compensation charges associated with STI Plans
Costs recorded in connection with STI plans	3.2	2.9	2.8
Selling, administrative, research and development and general
Compensation charges associated with STI Plans
Costs recorded in connection with STI plans	$ 5.2	$ 3.9	$ 3.2